INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Government grants, rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
At the beginning of the year	$ 10,208	$ 33,227	$ 118,545
Adjustment of opening net book amount for application of IAS 29		(27,794)
Received during the year	32,073	31,785	103,382
Currency conversion differences	(13,944)	(10,638)	(137,114)
Released to the statement of profit or loss	(24,732)	(16,372)	(51,586)
At the end of year	$ 3,605	$ 10,208	$ 33,227